Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

October 1, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 120 to the Registration Statement on Form N-1A of DWS International Fund and DWS Dreman International Value Fund (formerly DWS International Value Opportunities Fund) (the “Funds”), each a series of DWS International Fund, Inc. (the “Corporation”); (Reg. Nos. 02-14400 and 811-00642)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 120 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2010. No fees are required in connection with this filing.

The principal purposes of the Amendment are to: (i) to comply with the amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus; and (ii) for DWS Dreman International Value Fund: to add disclosure regarding the Fund’s new name, changes to the Fund’s investment strategy, the Fund’s new subadvisor, Dreman Value Management, L.L.C., and the new portfolio management team. The prospectus includes a description of the Funds’ principal investment strategy and risks pursuant to Item 9 of Form N-1A and summarizes the disclosure contained in response to Item 9 within each summary section pursuant to Item 4 of Form N-1A. The Amendment has been electronically coded to show changes from the Funds’ Prospectuses and Statements of Additional Information, filed with the Commission on November 30, 2009 in Post-Effective Amendment No. 117 for the Funds.

In addition, DWS has reorganized the Statement of Additional Information (“SAI”) disclosure into two components: Part I contains fund-specific disclosure for the applicable fund; and Part II contains standardized disclosure for all DWS funds. As part of the reorganization of the SAI, DWS undertook to align and update all risk disclosure across all funds in the DWS family of funds, representing in the case of many DWS funds, a wholesale restatement of risk disclosure. Additionally, as part of the initiative, the DWS funds Board approved a number of changes to non-fundamental investment policies relating to a variety of investment strategies.  Investment policy changes have been marked and are reflected in the Part I of the SAI.

Please direct any comments or questions relating to the Amendment to the undersigned at 617-295-3681.

Very truly yours,

/s/Laura McCollum

Laura McCollum, Esq.
Vice President and Counsel
Deutsche Investment Management Americas Inc.

cc:           Adam Schlichtmann, Esq., Ropes and Gray